SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Net operating losses	$ 1,223,699	$ 1,515,308
Assets impairment reserve	471,634	233,759
Depreciation and others	56,642
Valuation allowance	(1,146,317)	(1,633,837)
Deferred tax assets, net	$ 605,658	$ 115,230